Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Investment		$ 1,105,540
Recognized loss on financial assets	$ 78,128	$ 32,311